CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit/(loss) for the period	$ 237	$ (210)	$ 111
Foreign currency translation adjustments:
Arising in the period	10	4	(42)
Foreign currency translation adjustments	10	4	(42)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	31	159	15
Movement out of reserve to income statement	(3)
Movement in deferred tax	14	(11)	(6)
Effective portion of changes in fair value of cash flow hedges	42	148	9
Items that will not be reclassified to income statement
Re-measurement gain on employee benefit obligations	35	33	(21)
Deferred tax movement on employee benefit obligations	(10)	(6)	6
Total other comprehensive income that will not be reclassified to income statement	25	27	(15)
Total other comprehensive income/(expense) for the period	77	179	(48)
Total comprehensive income/(expense) for the period	314	(31)	63
Attributable to:
Equity holders	$ 314	$ (31)	$ 63